Intangible Assets and Goodwill - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Weighted-average amortization period of intangible assets consisted of time-charter contracts	20 years 8 months 12 days	20 years 8 months 12 days
Amortization of intangible assets	$ 8,900,000	$ 8,900,000	$ 8,900,000
Amortization expense of intangible assets, 2020	8,900,000
Amortization expense of intangible assets, 2021	8,900,000
Amortization expense of intangible assets, 2022	8,400,000
Amortization expense of intangible assets, 2023	6,200,000
Amortization expense of intangible assets, 2024	4,500,000
Goodwill impairment	$ 0	$ 800,000	$ 0